Depreciation and amortization - Disclosure of Detailed Information about Depreciation and Amortization Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Depreciation of property, plant and equipment	€ (19,360)	€ (14,167)	€ (14,033)
Amortization of cost to fulfill customer contracts	(2,044)	(1,753)	(1,897)
Amortization of intangible assets	(35,055)	(29,614)	(36,995)
Total Depreciation and Amortization	(54,415)	(43,782)	(51,028)
Depreciation of machinery, equipment, computers and IT equipment
Disclosure of detailed information about intangible assets [line items]
Depreciation of property, plant and equipment	(3,660)	(3,153)	(2,672)
Depreciation of leasehold improvements
Disclosure of detailed information about intangible assets [line items]
Depreciation of property, plant and equipment	(644)	(697)	(529)
Depreciation of right-of-use assets
Disclosure of detailed information about intangible assets [line items]
Depreciation of property, plant and equipment	(15,056)	(10,317)	(10,832)
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Amortization	(223)	(223)	(10,562)
Trademarks
Disclosure of detailed information about intangible assets [line items]
Amortization	(2,237)	(2,237)	(2,237)
Software
Disclosure of detailed information about intangible assets [line items]
Amortization	(29,680)	(24,872)	(21,390)
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Amortization	€ (871)	€ (529)	€ (909)